Stock-Based Compensation and Equity Plans (Details)		9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013 2013 Plan	Sep. 30, 2013 2013 Plan Time-Based Awards	Sep. 30, 2013 2013 Plan Performance-based Awards	Sep. 30, 2013 2013 employee stock purchase plan
Share Awards
Shares available for future grant	17,068	1,146,600
Total number of shares reserved for issuance	7,317,087				160,000
Automatic annual increase in number of shares that may be issued under plan as percentage of outstanding shares		4.00%			1.00%
Vesting period			4 years	36 months
Vesting percentage upon achievement of a milestone event				25.00%
Expiration term of awards		10 years